Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Issued Capital	Capital Reserves	Accumulated Deficit	Total
Balance, beginning at Dec. 31, 2014	€ 240	€ 131,544	€ (99,989)	€ 31,795
Issue of common shares	91	52,463		52,554
Exercise of share based payment awards	2	942		944
Equity-settled share based payment awards		2,220		2,220
Loss for the period			(20,239)	(20,239)
Balance, ending at Dec. 31, 2015	333	187,169	(120,228)	67,274
Issue of common shares	0	6		6	[1]
Equity-settled share based payment awards		3,545		3,545
Issue of warrant note (loan Silicon Valley Bank)		142		142
Loss for the period			(32,216)	(32,216)
Balance, ending at Dec. 31, 2016	333	190,862	(152,444)	38,751
Issue of common shares	135	20,922		21,057
Equity-settled share based payment awards		1,943		1,943
Issue of warrant note (loan Silicon Valley Bank)		51		51
Loss for the period			(30,223)	(30,223)
Balance, ending at Dec. 31, 2017	€ 468	€ 213,778	€ (182,667)	€ 31,579

[1]	Issue of 3,341 shares